SHARE-BASED COMPENSATION - Employee ownership plan of Yaofang (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	¥ 145,593	¥ 75,695	¥ 54,281
Weighted average period of non vested options	2 years 9 months 18 days
Employee ownership plan of 1 Pharmacy Technology
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance Price	¥ 32,500
Fair value of Ordinary Shares		¥ 14.19
Share issued price	¥ 1.0	¥ 1.0
Share based compensation expense	¥ 93,649	¥ 16,642
Unrecognized compensation expense	¥ 305,009
Weighted average period of non vested options	2 years 10 months 24 days
Employee ownership plan of 1 Pharmacy Technology | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Ordinary Shares	¥ 13.5
Employee ownership plan of 1 Pharmacy Technology | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Ordinary Shares	¥ 14.2
Employee ownership plan of 1 Pharmacy Technology | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)	50.00%
Employee ownership plan of 1 Pharmacy Technology | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage (as a percent)	50.00%